Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Millions	Total		Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation
Beginning Balance at May. 27, 2012	$ 1,842.0		$ 2,518.8	$ 3,172.8	$ (3,695.8)	$ (146.6)	$ (7.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	411.9			411.9
Other comprehensive income	13.8					13.8
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(259.6)			(259.6)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	57.0		55.2		1.8
Stock-based compensation	24.3		24.3
ESOP note receivable repayments	1.1						1.1
Income tax benefits credited to equity	13.6		13.6
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(52.4)			(0.1)	(52.3)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	7.8		7.1		0.7
Treasury shares retirement (159.3 shares)			(1,411.4)	(2,326.1)	3,737.5
Ending Balance at May. 26, 2013	2,059.5		1,207.6	998.9	(8.1)	(132.8)	(6.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	286.2			286.2
Other comprehensive income	4.7					4.7
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(288.9)			(288.9)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	50.9		50.6		0.3
Stock-based compensation	26.0		26.0
ESOP note receivable repayments	0.9						0.9
Income tax benefits credited to equity	10.9		10.9
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(0.5)		(0.1)	(0.4)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	7.2		7.2
Ending Balance at May. 25, 2014	2,156.9		1,302.2	995.8	(7.8)	(128.1)	(5.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	709.5	[1]		709.5
Other comprehensive income	41.5					41.5
Dividends declared ($2.00 per share, $2.20 per share and $2.20 share)	(279.5)			(279.5)
Stock option exercises (2.0 shares, 1.8 shares and 4.2 shares)	154.6		154.6
Stock-based compensation	26.4		26.4
ESOP note receivable repayments	1.2						1.2
Income tax benefits credited to equity	18.4		18.4
Repurchases of common stock (1.0 shares, 0.0 shares and 10.0 shares)	(502.3)		(102.5)	(399.8)
Issuance of stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.1 shares)	6.8		6.8
Ending Balance at May. 31, 2015	$ 2,333.5		$ 1,405.9	$ 1,026.0	$ (7.8)	$ (86.6)	$ (4.0)

[1]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.